Supplement to the

Fidelity® Select Portfolios®

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2008

The following information supplements similar information found in the "Management Contracts" section beginning on page 51.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

Effective June 1, 2008, Vincent Montemaggiore has replaced Ramona Persaud as the portfolio manager of Banking. All references to Ramona Persaud in the "Management Contracts" section beginning on page 51 are no longer applicable.

The following information supplements similar information found in the "Management Contracts" section beginning on page 51.

The following table provides information relating to other accounts managed by Mr. Montemaggiore as of June 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 235	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Banking ($235 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of June 30, 2008
Vincent Montemaggiore	Banking	none

Effective May 1, 2008, Justin Bennett is no longer a portfolio manager of Paper and Forest Products. All references to Mr. Bennett in the "Management Contracts" section beginning on page 51 are no longer applicable.

Maurice FitzMaurice has replaced Andrew Hatem as the portfolio manager of Defense and Aerospace. Jonathan Kasen has replaced Vincent Montemaggiore as the portfolio manager of Industrial Equipment. Brian Wilhelm has replaced Stephen Hermsdorf as the portfolio manager of Insurance. All references to Andrew Hatem and Stephen Hermsdorf in the "Management Contracts" section are no longer applicable.

The following information supplements similar information found in the "Management Contracts" section beginning on page 51.

The following table provides information relating to other accounts managed by Mr. FitzMaurice as of May 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,300	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Defense and Aerospace ($1,180 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of May 31, 2008
Maurice FitzMaurice	Defense and Aerospace	none

SELB-08-06 December 8, 2008
1.475630.142

The following table provides information relating to other accounts managed by Mr. Kasen as of May 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 182	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Industrial Equipment ($182 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of May 31, 2008
Jonathan Kasen	Industrial Equipment	none

The following table provides information relating to other accounts managed by Mr. Wilhelm as of May 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 127	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Insurance ($127 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of May 31, 2008
Brian Wilhelm	Insurance	$10,001 - $50,000

Benjamin Hesse has been appointed as the co-manager of Financial Services.

Edward Yoon has been appointed as the co-manager of Health Care.

Anton An has replaced Maurice FitzMaurice as the portfolio manager of Transportation.

The following information replaces the similar information found in the "Management Contracts" section beginning on page 51.

Sector Fund Manager(s)	Select Fund(s)
Richard Manuel and Benjamin Hesse	Financial Services
Matthew Sabel and Edward Yoon	Health Care
Anton An	Transportation

The following information supplements similar information found in the "Management Contracts" section beginning on page 51.

The following table provides information relating to other accounts managed by Mr. Hesse as of October 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	4	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 404	$ 617	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Financial Services ($170 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Yoon as of October 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	4	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,307	$ 1,219	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Health Care ($696 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. An as of October 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 110	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Transportation ($110 (in millions) assets managed).

The following information supplements the similar information found in the "Management Contracts" section on page 56.

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares as of October 31, 2008
Benjamin Hesse	Financial Services	none
Edward Yoon	Health Care	none
Anton An	Transportation	none